Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Common Stock	Additional Paid-In Capital	Retained Earnings / Accumulated Deficit	Total
Beginning balance, shares at Sep. 30, 2014	0
Beginning balance, value at Sep. 30, 2014	$ 0	$ 0	$ 0	$ 0
Common stock issued, shares	21,150,000
Common stock issued, value	$ 21,150	(20,445)		705
Common stock issued under a private placement memorandum, shares	5,625,000
Common stock issued under a private placement memorandum, value	$ 5,625	1,869,375		1,875,000
Common stock issued on acquisition, shares	1,314,477
Common stock issued on acquisition, value	$ 1,314	436,845		438,159
Common stock issued to non-employee directors, shares	300,000
Common stock issued to non-employee directors, value	$ 300	99,700		100,000
Gain on acquisitions		26,316		26,316
Net loss			(943,884)	(943,884)
Ending balance, shares at Sep. 30, 2015	28,389,477
Ending balance, value at Sep. 30, 2015	$ 28,389	2,411,791	(943,884)	1,496,296
Common stock issued under a private placement memorandum, shares	785,000
Common stock issued under a private placement memorandum, value	$ 785	534,215		535,000
Common stock issued on acquisition, shares	6,000,000
Common stock issued on acquisition, value	$ 6,000	1,898,620		1,904,620
Common stock surrendered by former officer, shares	(2,926,294)
Common stock surrendered by former officer, value	$ (2,926)	2,926
Common stock held by Pacific Oil Company (reverse merger), shares	2,614,717
Common stock held by Pacific Oil Company (reverse merger), value	$ 2,615	(101,671)		(99,056)
Stock based compensation		22,715		22,715
Net loss			(2,135,139)	(2,135,139)
Ending balance, shares at Sep. 30, 2016	34,862,900
Ending balance, value at Sep. 30, 2016	$ 34,863	$ 4,768,596	$ (3,079,023)	1,724,436
Net loss				(720,502)
Ending balance, value at Jun. 30, 2017				$ 1,740,298